UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
1200 SEVENTEENTH STREET, SUITE 850
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 06/30/2010

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
	Colorado Municipal Bonds — 50.6%

1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,414,784
800,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	664,048
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	2,694,042
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,456,420
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% — 11.73% due 12/1/2037	5,512,560
1,587,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,570,479
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	930,660
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	680,309
4,995,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	4,991,004
4,450,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,623,679
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,023,243
2,025,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2010, 7.50% due 12/1/2039	2,025,000
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022 (b)	2,778,850
5,700,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022 (b)	6,640,614
3,931,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028 (b)	4,704,346
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	409,575
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)(j)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027 (e)(i)(j)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(i)(j)	1,104,584
1,675,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,047,612
790,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	793,286
1,050,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	874,167
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,287,927
1,945,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032 (b)	2,240,309

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	790,699
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010 (a) (j)	1,606,044
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037 (h)	444,929
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	20,178,686
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	6,642,901
3,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% to yield 1.57% — 7.50% due 12/1/2027 (b)	4,257,596
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034 (b)	4,404,291
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	837,349
200,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 8.481% due 12/1/2022	178,344
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	559,500
1,205,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,252,802
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023 (c)(h)	6,084,735
32,155,000	Ebert Metropolitan District LTD Tax G.O. Refunding Series 2004A, 8.00% to yield 5.05% due 12/1/2034 (b)	39,670,267
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	3,904,150
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	50,840
7,000,000	Fossil Ridge Metropolitan District No. 1 Tax-Supported Revenue Series 2009, 8.50% due 12/1/2039	7,105,420
1,835,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021 (b)	2,053,805
4,500,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	5,166,225
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,662,560
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023 (b)	6,865,155
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	814,890
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,324,300

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
2,500,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,505,475
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027 (b)	7,791,637
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036 (b)	2,343,764
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028 (j)	26,521,950
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,524,483
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,510,850
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,465,408
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	74,776
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	575,200
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043 (e)(j)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	723,320
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,098,829
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% due 12/1/2035	596,243
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	433,650
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 15.10% due 12/1/2021 (b) (h)	1,651,636
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	3,805,825
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	12,825,120
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	5,503,573
5,000,000	Plaza Metropolitan District No. 1 Subordinate Public Improvement Fee/Tax Increment Supported Revenue Series 2005, 8.125% to yield 9.163% due 12/1/2025	4,553,100
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,722,053
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,466,850
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	11,619,306
5,205,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021 (b)	6,177,138
955,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025 (j)	672,454

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035 (j)	731,405
1,006,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	919,323
120,453	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	121,981
300,000	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)(j)	160,353
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (i)(j)	18,132
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)(j)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	894,800
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	702,010
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,353,738
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034 (b)	2,489,480
475,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016 (b)	550,886
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024 (b)	1,239,890
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021 (b)	3,694,203
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021 (b)	3,815,339
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	8,937,300
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	850,207
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013 (j)	8,828,513
6,190,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014 (j)	4,874,687
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	20,082,780
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037 (j)	6,375,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	409,575
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,166,254
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,805,446

	Total Colorado Municipal Bonds (amortized cost $387,213,117)	$368,742,892

	Short-Term Municipal Bonds — 39.5%
13,330,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.31% due 12/1/2023 (h)	$13,330,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
5,205,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.31% due 12/1/2038 (h)	5,205,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.31% due 12/1/2038 (h)	6,510,000
5,645,000	Brighton Crossing Metropolitan District No. 4 Variable Rate Series 2004, 0.76% 12/1/2034 (h)	5,645,000
12,075,000	Broomfield Village Metropolitan District No. 2 Special Revenue Variable Rate Refunding Series 2003A, 0.76% due 7/1/2032 (h)	12,075,000
10,315,000	Broomfield Village Metropolitan District No. 2 Special Revenue Variable Rate Refunding Series 2003B, 1.06% due 7/1/2032 (h)	10,315,000
1,680,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 0.30% due 12/1/2024 (h)	1,680,000
4,400,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2008, 0.30% due 12/1/2033 (h)	4,400,000
8,000,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2009, 0.30% due 12/1/2034 (h)	8,000,000
30,370,000	Castle Rock (Town of) Certificates of Participation Series 2008, 0.25% due 9/1/2037 (h)	30,370,000
11,890,000	Colorado Housing and Finance Authority Multi- Family/Project Class I Adjustable Rate 2008 Series C-3, 0.31% due 10/1/2038 (h)	11,890,000
6,290,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.31% due 11/1/2034 (h)	6,290,000
7,000,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.24% due 5/1/2034 (h)	7,000,000
7,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-3, 0.23% due 5/1/2036 (h)	7,670,000
6,900,000	Colorado Housing and Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 0.24% due 10/1/2030 (h)	6,900,000
15,700,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.23% due 11/1/2034 (h)	15,700,000
18,000,000	State of Colorado Education Loan Program Tax and Revenue Anticipation Notes Series 2009A, 2.00% to yield 0.500% due 8/12/2010	18,034,200
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Refunding (LTD Tax Convertible to Unlimited Tax) Series 2002, 0.31% due 12/1/2031 (h)	800,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.31% due 12/1/2028 (h)	10,450,000
1,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2008, 0.31% due 12/1/2038 (h)	1,000,000
1,095,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010 (d)(j)	1,050,915
13,000,000	Cornerstar Metropolitan District Special Revenue Variable Rate Series 2007, 0.76% due 12/1/2037 (h)	13,000,000
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 0.34% due 12/1/2036 (h)	2,600,000
1,700,000	City and County of Denver Adjustable Rate Economic Development Revenue (The Western Stock Show Association Project) Series 1999, 0.38% due 7/1/2029 (h)	1,700,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount		Value
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	757,129
385,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029 call date 7/1/2010	374,382
21,495,000	Town of Erie Finance Corporation Adjustable Rate Certificates of Participation Series 2005, 1.10% due 11/1/2035 (h)	21,495,000
5,400,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Series 2008, 0.56% due 12/1/2027 (h)	5,400,000
465,000	Kipling Ridge Metropolitan District Variable Rate Revenue Series 2005, 0.25% 12/1/2023 (h)	465,000
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (b)(d)	1,699,542
2,285,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.31% due 12/1/2038 (h)	2,285,000
6,500,000	Town of Mountain Village Housing Authority Housing Facilities Revenue (Village Court Apartments Project) Series 2000, 0.31% due 11/1/2033 (h)	6,500,000
935,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021 (b)	987,622
2,680,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020 (b)	2,760,266
130,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2010 (d)	126,004
22,335,000	Solaris Metropolitan District No. 1 Property Tax Revenue Variable Rate Series 2008, 0.59% due 12/1/2038 (h)	22,335,000
3,360,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020 (b)	3,360,000
18,350,000	Timnath Development Authority Variable Rate Tax Increment Revenue Series 2007, 0.76% due 12/1/2029 (h)	18,350,000

	Total Short-Term Municipal Bonds (amortized cost $289,404,038)	$288,510,060

	Colorado Capital Appreciation and Zero Coupon Bonds – 7.5%

27,780,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (b)(d)	$5,687,955
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037 (d)	8,214,296
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	355,898
6,375,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2011-2031 (d)(j)	2,161,102
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	8,119,160
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023 (d)	398,935
4,085,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2011-12/1/2023 (d)	2,193,768

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Face Amount			Value
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030 (d)		7,411,520
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037 (d)		3,192,935
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037 (d)		5,639,759
9,735,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016 (d)		6,844,386
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)		2,147,588
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)		2,139,620

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $57,433,179)		$54,506,922

	Other Municipal Bonds — 2.4%

4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 27.16% due 4/1/2037 (g)(j)		$4,904,915
637,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028		584,199
976,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027		764,764
1,535,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 7.75% due 10/1/2012		1,543,366
3,915,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 8.00% due 10/1/2014		3,952,506
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020		5,703,700

	Total Other Municipal Bonds (amortized cost $18,044,854)		$17,453,450

	Colorado Taxable Notes – 0.0%

227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002 (a)(j)		$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)		$227,347

	Total investments, at value	87.9%	$729,440,671
	Other assets net of liabilities	12.1%	100,501,475

	Net assets	100.0%	$829,942,146

COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS — (Continued) (unaudited)
June 30, 2010 — Footnotes
(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see Notes to Schedule of Investments).
(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.
(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents the effective yield at the date of acquisition.
(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.
(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.
(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.
(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2010. Income on this security is derived from the cash flow of the issuer.
(h)	Represents current interest rate for a variable or step rate bond.
(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,160,187 and a value of $1,640,974 or less than 1% of net assets, respectively, as of June 30, 2010.
(j)	Securities valued at fair value (see Notes to Schedule of Investments).
(k)	See Notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.
The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited
Notes to the Schedule of Investments
Defaulted or Non-income Producing Investments
The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $10,968,009 and such bonds have a value of $2,045,873 or less than 1% of net assets, as of June 30, 2010. These securities have been identified in the Schedule of Investments.

COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS — (Continued) (unaudited)
June 30, 2010 — Notes
Investment Valuation
Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.
Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.
ASC 820-10 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
The following table summarizes the valuation of the Fund’s investments as defined by ASC 820-10 hierarchy levels as of June 30, 2010:

Quoted Prices in Active	Significant Other	Significant	Value at
Markets for Identical	Observable Inputs	Unobservable Inputs	June 30,
Assets (Level 1)	(Level 2)	(Level 3)	2010
0	669,967,306	59,473,365	729,440,671

COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS — (Continued) (unaudited)
June 30, 2010 — Notes
Purchase Accrued Interest
Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.1% of the June 30, 2010 balance of $44,436,025). Since this amount bears interest at the rate of 7.99% and will be received over an uncertain period of years, it has been fair valued in accordance with ASC 820-10 Fair Value Measurements and Disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
Date: August 25, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date: August 25, 2010